Related Party Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2013	Oct. 20, 2011 Fiat Switzerland SA [Member]	Dec. 31, 2013 Iveco-Oto Melara Societa consortile [Member]	Dec. 31, 2012 Iveco-Oto Melara Societa consortile [Member]	Dec. 31, 2012 Chrysler Group LLC [Member]	Dec. 31, 2012 Fiat Group Automobile Spa [Member] Indian Excise Department [Member]	Dec. 31, 2012 Fiat Group Automobile Spa [Member] Indian Excise Department [Member] Initial amount due [Member]	Dec. 31, 2012 Fiat Group Automobile Spa [Member] Indian Excise Department [Member] Maximum Interest Due [Member]	Dec. 31, 2013 Brembo Group [Member]	Dec. 31, 2012 Brembo Group [Member]	Dec. 31, 2011 Brembo Group [Member]
Related Party Transaction [Line Items]
Percentage of common shares outstanding held by related parties	40.22%
Cost of acquired entity purchase price		$ 19
Lease term					2 years
Annual lease rent					1.3
Due from related party						45	59	128
Pledged guarantees on commitments			272	284
Cost of goods sold									$ 25	$ 46	$ 56